Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2019	$ 2,500
Estimated benefit payments by year:
2019	6,600
2020	6,600
2021	6,600
2022	6,600
2023	6,500
2024-2028	31,200
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2019	4,757
Estimated benefit payments by year:
2019	4,757
2020	5,076
2021	5,415
2022	5,743
2023	6,073
2024-2028	$ 34,865